New Standards and Interpretations Not Yet Effective - Disclosure of Expected Impact of Adoption of New Accounting Standards on Statement of Financial Position (Detail) - BRL (R$)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Deferred income tax		R$ 295,620,000	R$ 293,838,000	R$ (166,932,000)
Total assets		56,360,716,000	55,624,511,000
Liabilities
Leases		432,859,000	682,794,000
Equity		R$ 17,969,356,000	R$ 17,059,413,000	R$ 16,009,749,000	R$ 16,189,250,000
Bottom of range [member] | IFRS 16 [member]
Assets
Right-of-use assets	R$ 1,100,000,000
Deferred income tax	40,000,000
Total assets	1,140,000,000
Liabilities
Leases	1,600,000,000
Equity	(460,000,000)
Top of range [member] | IFRS 16 [member]
Assets
Right-of-use assets	1,200,000,000
Deferred income tax	50,000,000
Total assets	1,250,000,000
Liabilities
Leases	1,700,000,000
Equity	R$ (450,000,000)